Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2012	Jan. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

Compensation of Officers and Directors

Officers and directors fees totaled $13,500 and $13,500 for the three months ended October 31, 2012 and 2011, respectively. Officers and directors fees totaled $40,500 and $50,000 for the nine months ended October 31, 2012 and 2011, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

As of October 31, 2012 and January 31, 2012, the Company owed its officers and directors $43,000 and $2,500, respectively, for January – October 2012 unpaid fees, which were recorded as other accrued liabilities - related party in its consolidated balance sheets.

Legal Fees

Effective December 1, 2010, the Company entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company paid a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. After the agreement expired in November 2011, the stockholder continued to provide these legal services at $6,000 per month. For the three and nine months ended October 31, 2012, the Company incurred $18,000 and $58,500 in legal fees relating to these services, respectively. For the three and nine months ended October 31, 2011, the Company incurred $16,500 and $49,500 in legal fees under this agreement, respectively.

Additionally, the Company agreed to pay a flat fee of $50,000 for legal representation relating to the acquisition of the AuroTellurio Property from Mexivada. The Company reached the maximum payment of $50,000 per the addendum as of October 31, 2011.

The Company also paid legal fees (calculated and billed on an hourly basis) for the preparation and filing of its resale registration statement of the Form S-1 covering the shares of the Company’s common stock underlying the warrants contained in the units sold in the 2010/2011 private placement offering. For the three and nine months ended October 31, 2012, the Company incurred $237 and $39,014 in legal fees for preparation of its registration statements of the Form S-1, respectively. For the three and nine months ended October 31, 2011, the Company incurred $4,623 and $12,223 in fees relating to these services, respectively.

For the three months ended October 31, 2012 and 2011, the Company’s total professional legal fees to a stockholder were $21,703 and $59,445, respectively. For the nine months ended October 31, 2012 and 2011, the Company’s total professional legal fees were $127,349 and $139,551, respectively. The legal fees primarily related to SEC filings and other general corporate matters and were included as a component of general and administrative expenses and acquisition-related costs. A total of $65,182 outstanding payable for legal services provided was included in the Company’s consolidated balance sheets as of October 31, 2012, compared to $0 outstanding as of January 31, 2012.

Consulting and Other Professional Fees

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, ran for 12 months and was extended for an additional 12 months beginning January 1, 2012. The Company incurred $18,000 and $54,000 for the three and nine months ended October 31, 2012 and 2011, respectively, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided of $1,237 and $10,376 for the three and nine months ended October 31, 2012, respectively. The Company reimbursed ICS for the expenses related to the services provided of $2,296 and $8,649 for the three and nine months ended October 31, 2011, respectively. As of October 31, 2012 and January 31, 2012, the Company had no outstanding payables to ICS.

On February 28, 2011, the Company issued 500,000 shares to a stockholder in consideration of consulting services rendered to the Company and recorded the $0 and $10,555 of stock-based compensation expense in the three and nine months ended October 31, 2011. The stock-based compensation expense was included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.

On June 6, 2011, the Company entered into a consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for the period through June 5, 2013, for a monthly compensation fee of $6,000. Beginning February 6, 2012, the monthly consulting fee was reduced to $3,000 and then reversed back to $6,000 per month starting June 6, 2012. Additionally, in May 2012, the Company paid back the reduced fees for the months of March 2012 through May 2012 to the stockholder. The Company incurred $18,000 and $54,000 in consulting fees related to this agreement for the three and nine months ended October 31, 2012, respectively, which were included as a component of general and administrative expenses. For the three and nine months ended October 31, 2011, the Company recorded $18,000 and $30,000, respectively, in consulting fees to this stockholder. As of October 31, 2012 and January 31, 2011, the Company recorded payables to the stockholder in the amount of $2,500 and $0, respectively.

NOTE 5 - RELATED PARTY TRANSACTIONS

Conversion of Related Party Note Payables

Modified Promissory Notes

Between September 2009 and October of 2010, an officer and three stockholders loaned the Company an aggregate of $31,500 for working capital purposes. The loans bore interest between 0% and 10% and were unsecured.  On October 13, 2010, these loans were amended to require their mandatory conversion, without interest, at a conversion price of $0.025 per share upon the initial closing of a private placement offering, which occurred on December 22, 2010.  In addition, the interest rates on all of the notes were reduced to zero and the accrued interest on the notes totaling $1,511 was forgiven.

The Company evaluated the aforementioned loan modifications under FASB ASC 470-50 and determined the modifications qualified as an extinguishment of debt due to a substantive conversion option being added. In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A gain on the extinguishment of $1,511 was recorded as additional paid-in capital. The Company also evaluated the conversion options under FASB ASC 815-15 for derivative treatment and determined the conversion options were not required to be accounted for as derivatives.

Upon the initial closing of a private placement offering on December 22, 2010, the $31,500 promissory notes were converted to 1,260,000 common shares at $0.025 per share. See Note 8.

Convertible Notes

In June 2010, a stockholder loaned the Company $10,000 for working capital purposes. The loan was unsecured, bore interest of 10 percent per annum, and was initially due in June 2011. On September 16, 2010, this loan was modified whereby the interest rate was reduced to zero and the term of the loan was revised to September 2011. In addition, a conversion option was added whereby the note was convertible at the holder’s option at $0.03 and mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering.

The Company evaluated the aforementioned loan modification under FASB ASC 470-50 and determined the modification qualified as an extinguishment of debt due to a substantive conversion option being added. The Company also evaluated the conversion option under FASB ASC 815-15 for derivative treatment and determined the conversion option was required to be accounted for as a derivative due to the conversion rate reset provision. The issuance date fair value of the conversion option was determined to be $2,137 (see Note 6). In accordance with FASB ASC 470-50-40-2, the extinguishment of debt was accounted for as a capital transaction. A net loss on the extinguishment of $1,885 was recorded as additional paid-in capital.

On September 16, 2010, the Company issued related party convertible notes totaling $45,000 to an officer and two stockholders. The convertible notes were non-interest bearing, initially due in one year, and were convertible at the option of the borrower into common shares at a conversion rate of $0.03 per share. In addition, the notes were mandatorily convertible at a lower rate of $0.025 upon the initial closing of a private placement offering.

The Company evaluated the conversion options for the remaining $45,000 notes under FASB ASC 815-15 and determined they were required to be accounted for as a derivative due to the conversion rate reset provisions. The issuance date fair value of the conversion options was determined to be $9,618 (see Note 5). This original fair value was recorded as a discount on the notes and was to be amortized over the life of the notes using the effective interest rate method. At the date of the conversion on December 22, 2010, any unamortized debt discount was recorded as an expense and included in other expenses on the statement of expenses as of January 31, 2011.

On September 16, 2010, the Company issued another related party convertible note totaling $5,000 to a stockholder. However, the money on the note was not received by the Company until the initial closing of a private placement offering and therefore, the Company concluded it did not qualify for derivative treatment under FASB ASC 815-15.

Upon the initial closing of a private placement offering on December 22, 2010, all convertible notes were converted to 2,400,000 common shares at $0.025 per share. See Note 8.

Compensation of Officers and Directors

Officers and director fees totaled $66,000 and $2,500 for the years ended January 31, 2012 and 2011, respectively. The total compensation of officers and directors was recorded as a component of general and administrative expenses.

Legal, Consulting and Other Professional Fees

Effective December 1, 2010, the Company entered into a 12-month retainer agreement with a stockholder, pursuant to which the Company shall pay a monthly fee of $5,500 for providing legal services relating to SEC regulatory compliance and reporting requirements. As of January 31, 2011, the Company had an outstanding advance payment for these services in the amount of $22,000 and incurred $11,000 in legal fees. For the year ended January 31, 2012, the Company incurred $60,500 under this agreement. In May 2011, the Company signed an addendum to the retainer agreement for legal representation relating to the Mexivada acquisition. The Company reached the maximum payment of $50,000 per the addendum as of January 31, 2012.

For the years ended January 31, 2012 and 2011, the Company’s professional legal fees to a stockholder totaled $150,550 and $187,354 respectively, and primarily related to SEC filings, acquisitions, private placement offerings, and other general corporate matters. The legal fees incurred were included as a component of general and administrative expenses. There was no outstanding payable due to a stockholder for legal services as of January 31, 2012, compared to $46,250 outstanding as of January 31, 2011.

Additionally, the Company incurred consulting expenses with one of its stockholders, which provided the Company with regular and customary capital markets and corporate finance consulting advice. The Company paid $0 and $11,783 in consulting fees during the years ended January 31, 2012 and 2011. The $11,783 fees were recorded as a prepaid expense in the Company’s consolidated balance sheets as of January 31, 2011.

On June 6, 2011, the Company entered into consulting agreement with another stockholder of the Company. The Company engaged the stockholder to provide certain consulting services related to the Company’s business for a minimum period through June 5, 2013 for a monthly compensation fee of $6,000. The Company incurred $48,000 in consulting fees related to this agreement for the year ended January 31, 2012, which were included as a component of general and administrative expenses. During the year ended January 31, 2012, no additional services were provided to the Company by this stockholder. During the year ended January 31, 2011, the Company incurred a total of $13,819 for certain acquisition-related consulting and marketing services provided by the stockholder.

In January 2011, the Company entered into an administrative services agreement with Incorporated Communications Services (“ICS”), a California corporation. George Duggan, the Company’s Chief Operations Officer, is the Vice President of ICS. Pursuant to the agreement with ICS, ICS will make available its address in La Canada, California to serve as the Company’s corporate headquarters and communications office, and provide the Company with basic administrative services, including coordinating and routing incoming telephone calls, handling investor inquiries, assisting in the preparation of press releases, developing an informational website and coordinating with the auditors and financial statement preparers. The Company pays ICS a monthly fee of $6,000 for these services. This agreement with ICS became effective January 1, 2011, ran for 12 months and was extended for an additional 12 months beginning January 1, 2012. The Company incurred $72,000 and $6,000 in management fees for the years ended January 31, 2012 and 2011, which were included as a component of general and administrative expenses. Additionally, the Company reimbursed ICS for the expenses related to the services provided of $9,291 and $0 for the years ended January 31, 2012 and 2011. As of January 31, 2012 and 2011, the outstanding payable to ICS was $0 and $6,000, respectively, recorded in the Company’s consolidated balance sheets.

Securities Purchases and Issuances

Baybak Family Partners, Ltd. purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000. Michael Baybak, the Company’s stockholder, has voting and investment power with respect to the shares owned by Baybak Family Partners, Ltd..

GRQ Consultants, Inc. 401K purchased 6,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $150,000. Barry Honig, the Company’s stockholder, has voting and investment power with respect to the shares owned by GRQ Consultants, Inc. 401K.

Gottbetter & Partners, LLP, the Company’s stockholder, purchased 8,000,000 units (including Series A Preferred Stock instead of common stock) in the Company’s 2010/2011 Private Placement for an aggregate investment of $200,000.

In connection with the terms of the 2007 Cromwell merger, and cancellation and reversal of the merger, an officer and director of the Company made advances to, and incurred expenses on behalf of the Company of $31,000. The Company reimbursed this officer by issuing 31,000,000 shares.  On December 22, 2010, the Company repurchased and cancelled 13,000,000 of those shares from its officer at a price of $13,000.

In December 2010, the Company issued 500,000 shares of its restricted common stock, fair valued at $12,500, to its stockholder for legal services provided to the Company, which was recorded as the stock-based compensation expense in the general and administrative expenses on the consolidated statements of operations during the year ended January 31, 2011.

In January 2011, the Company entered into a consulting agreement with one of the Company’s stockholders, which provided consulting services related to the Company’s business development and corporate finance for a term of 90 days, commencing on January 18, 2011. In February 2011, in consideration of provided services, the Company issued 500,000 shares of its restricted common stock to this stockholder and recorded the $10,555 and $1,945 of stock-based compensation expense for services provided to the Company in the years ended January 31, 2012 and 2011. The stock-based compensation expense was included as a component of general and administrative expenses in the Company’s consolidated statements of expenses.